Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Entity Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	May 30, 2014
Document Effective Date	May 30, 2014
Prospectus Date	Jun. 01, 2014
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class A
Risk/Return:
Trading Symbol	HLEAX
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class B
Risk/Return:
Trading Symbol	HLEBX
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class C
Risk/Return:
Trading Symbol	HLECX
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class I
Risk/Return:
Trading Symbol	HLEJX
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class R3
Risk/Return:
Trading Symbol	HLERX
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class R4
Risk/Return:
Trading Symbol	HLESX
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class R5
Risk/Return:
Trading Symbol	HLETX
Hartford Global Equity Income Fund (Prospectus Summary) | Hartford Global Equity Income Fund | Class Y
Risk/Return:
Trading Symbol	HLEYX